Filed with the U.S. Securities and Exchange Commission on February 21, 2014

File Nos. 333-189250 and 811-22852

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	3	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	4	☒

(Check appropriate box or boxes.)

LOEB KING TRUST

(Exact Name of Registrant as Specified in Charter)

125 Broad Street, 14th Floor, New York, New York 10004

 (Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: 212-483-7000

The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Copy to:

 Carol Gehl, Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202

As soon as practical after the effective date of this Registration Statement

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 21, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 2 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), on December 11, 2013, and pursuant to Rule 485(a)(2) would become effective on February 24, 2014.

This Post-Effective Amendment No. 3 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 21, 2014, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 3 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to its Registration Statement on Form N-1A (the “Amendment”) meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on February 21, 2014.

Loeb King Trust

By:	/s/ Robert S. Schwartz
Robert S. Schwartz
Secretary and Chief Compliance Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities indicated below on February 21, 2014.

Signature	Title

/s/ Gideon J. King*	Trustee and President
Gideon J. King

/s/ Robert S. Schwartz	Trustee
Robert S. Schwartz

/s/ David S. Hampson*	Treasurer and Principal Financial Officer
David S. Hampson

/s/ Eugene I. Davis*	Trustee
Eugene I. Davis

/s/ John Brecker*	Trustee
John Brecker

/s/ Thanh Chi Nguyen*	Trustee
Thanh Chi Nguyen

*By:	/s/ Robert S. Schwartz
Robert S. Schwartz Attorney-in-Fact pursuant to Powers of Attorney filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement